Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases
The Group leases office space under operating leases. Future minimum lease payments under non-cancellable
operating leases with initial terms in excess of one year consisted of the following as of December 31, 2020:

	RMB	US$
2021	8,371	1,283
2022	8,767	1,344
2023	4,486	688
2024	327	50
20 25	80	12
202 6 and thereafter	294	45

Total	22,325	3,422